SCHEDULE OF CHANGES IN VALUATION ALLOWANCE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at the beginning of year	$ 49,172	$ 43,770
Additions during the year	6,158	5,402
Balance at end of year	$ 55,690	$ 49,172